Nature of Operations (Details) - Nonconsolidated Investees, Other [Member]	Dec. 31, 2023
Shenping Yin [Member]
Nature of Operations [Line Items]
Ownership percentage	29.83%
Xiaoyang Huang [Member]
Nature of Operations [Line Items]
Ownership percentage	44.74%
Shareholders [Member]
Nature of Operations [Line Items]
Ownership percentage	25.43%